C2 Critical accounting estimates and judgments	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
C2 Critical accounting estimates and judgments
C2	Critical accounting estimates and judgments

The preparation of financial statements and application of accounting standards often involve management’s judgment and the use of estimates and assumptions deemed to be reasonable at the time they are made. However, other results may be derived with different judgments or using different assumptions or estimates, and events may occur that could require a material adjustment to the carrying amount of the asset or liability affected. Examples of this could occur at change of strategy or restructuring. Judgments for accounting policies to be applied as well as estimates may also be impacted due to this. Following are the most important accounting policies subject to such judgments and the key sources of estimation uncertainty that the Company believes could have the most significant impact on the reported results and financial position.

The information in this note is grouped as per:

•	Key sources of estimation uncertainty

•	Judgments management has made in the process of applying the Company’s accounting policies.

Revenue recognition

Key sources of estimation uncertainty

When estimating total contract revenue and cost examples of factors to consider are customer volumes in relation to discounts, the Company’s performance in relation to the customer contracts and loss provisions. As disclosed in Note C3 “Segment information” there is no customer for which revenues exceeds 10% of the Company’s total revenue. It is, however, also disclosed that most of the sales are derived from large, multi-year agreements with a limited number of significant customers. See also comment about change in accounting estimates for customer contracts under Provisions below.

For further discussion on revenue recognition, see Note C1, “Significant accounting policies” and Note C4, “Net sales.”

Judgments made in relation to accounting policies applied

Parts of the Company’s sales are generated from large and complex customer contracts. Managerial judgment is applied regarding, among other aspects, conformance with acceptance criteria and if transfer of risks and rewards to the buyer have taken place to determine if revenue and costs should be recognized in the current period, degree of completion and the customer credit standing to assess whether payment is likely or not to justify revenue recognition.

Trade and customer finance receivables

Key sources of estimation uncertainty

The Company monitors the financial stability of its customers and the environment in which they operate to make estimates regarding the likelihood that the individual receivables will be paid. Total allowances for estimated losses as of December 31, 2017, were SEK 3.6 (1.7) billion or 5.1% (2.2%) of gross trade and customer finance receivables. For further detailed information, see Note C14, “Trade receivables and customer finance.” Credit risks for outstanding customer finance credits are regularly assessed as well, and allowances are recorded for estimated losses.

Inventory valuation

Key sources of estimation uncertainty

Inventories are valued at the lower of cost and net realizable value. Estimates are required in relation to forecasted sales volumes and inventory balances. In situations where excess inventory balances are identified, estimates of net realizable values for the excess volumes are made. Inventory allowances for estimated losses as of December 31, 2017, amounted to SEK 2.4 (2.4) billion or 9% (7%) of gross inventory. For further detailed information, see Note C13, “Inventories.”

Deferred taxes

Key sources of estimation uncertainty

Deferred tax assets and liabilities are recognized for temporary differences and for tax loss carry-forwards. Deferred tax is recognized net of valuation allowances. The valuation of temporary differences and tax loss carry-forwards, is based on management’s estimates of future taxable profits in different tax jurisdictions against which the temporary differences and loss carry-forwards may be utilized.

The largest amounts of tax loss carry-forwards are reported in Sweden, with an indefinite period of utilization (i.e. with no expiry date). For further detailed information, please refer to Note C8, “Taxes.”

At December 31, 2017, the value of deferred tax assets amounted to SEK 21.2 (15.5) billion. The deferred tax assets related to loss carry-forwards are reported as non-current assets.

Accounting for income tax, value added tax, and other taxes

Key sources of estimation uncertainty

Accounting for these items is based upon evaluation of income, value added and other tax rules in all jurisdictions where the Company performs activities. The total complexity of rules related to taxes and the accounting for these require management’s involvement in judgments regarding classification of transactions and in estimates of probable outcomes of claimed deductions and/or disputes.

Acquired intellectual property rights and other intangible assets, including goodwill

Key sources of estimation uncertainty

At initial recognition, future cash flows are estimated, to ensure that the initial carrying values do not exceed the expected discounted cash flows for the items of this type of assets. After initial recognition, impairment testing is performed whenever there is an indication of impairment, in addition goodwill impairment testing is performed at least once per year. Negative deviations in actual cash flows compared to estimated cash flows as well as new estimates that indicate lower future cash flows might result in recognition of impairment charges. As disclosed in note C10, “Intangible assets” impairment has been recognized due to significant changes during 2017 in the accounting estimates for future cash flows. Write-downs for intangible assets and goodwill amounted to SEK 17.2 billion for 2017.

At December 31, 2017, the amount of acquired intellectual property rights and other intangible assets amounted to SEK 32.0 (51.1) billion, including goodwill of SEK 27.8 (43.4) billion.

For further discussion on goodwill, see Note C1, “Significant accounting policies”. Estimates related to acquired intangible assets are based on similar assumptions and risks as for goodwill. For more information, see Note C10, “Intangible assets.”

Judgments made in relation to accounting policies applied

At initial recognition and subsequent remeasurement, management judgments are made, both for key assumptions and regarding impairment indicators. In the purchase price allocation made for each acquisition, the purchase price shall be assigned to the identifiable assets, liabilities and contingent liabilities based on fair values for these assets. Any remaining excess value is reported as goodwill.

This allocation requires management judgment as well as the definition of cash-generating units for impairment testing purposes. Other judgments might result in significantly different results and financial position in the future.

Provisions

Key sources of estimation uncertainty

Provisions are mainly related to estimates for restructuring program execution and additional costs and settlements in relation to customers and suppliers. Other sources for estimation uncertainty are patent and other litigations as well as for unresolved income tax and value added tax issues. As commented above in the initial part of this note the amounts may come to differ due future reassessments and outcomes. As disclosed in note C18, “Provisions” provisions have been recognized due to significant changes during 2017 in the accounting estimates for customer contracts resulting in identification of onerous contracts.

At December 31, 2017, provisions amounted to SEK 9.9 (6.4) billion. For further detailed information, see Note C18, “Provisions.”

Judgments made in relation to accounting policies applied

Whether a present obligation is probable or not requires judgment. The nature and type of risks for these provisions differ and management’s judgment is applied regarding the nature and extent of obligations in deciding if an outflow of resources is probable or not.

Contingent liabilities

Key sources of estimation uncertainty

As disclosed under ‘Provisions’ there are uncertainties in the estimated amounts. The same type of uncertainty exists for contingent liabilities.

Judgments made in relation to accounting policies applied

As disclosed under Note C1, “Significant accounting policies” a potential obligation that is not likely to result in an economic outflow is classified as a contingent liability, with no impact on the Company’s financial statements. However, should an obligation in a later period be deemed to be probable, then a provision shall be recognized, impacting the financial statements.

Pension and other post-employment benefits

Key sources of estimation uncertainty

Accounting for the costs of defined benefit pension plans and other applicable post-employment benefits is based on actuarial valuations, relying on key estimates for discount rates, future salary increases, employee turnover rates and mortality tables. The discount rate assumptions are based on rates for high-quality fixed-income investments with durations as close as possible to the Company’s pension plans. In countries where there is not a deep market in high-quality corporate bonds, the market yields on government bonds shall be applied. The impact of applying an alternative discount rate based on Swedish covered bonds is disclosed in Note C17, “Post-employment benefits.” At December 31, 2017, defined benefit obligations for pensions and other post-employment benefits amounted to SEK 87.6 (87.2) billion and fair value of plan assets to SEK 64.9 (64.5) billion. For more information on estimates and assumptions, see Note C17, “Post-employment benefits.”

Foreign exchange risks

Key sources of estimation uncertainty

Foreign exchange risk impacts the financial results of the Company, see further disclosure in Note C20, “Financial risk management and financial instruments,” under Foreign exchange risk.